35. Management remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Management Remuneration Tables Abstract
Schedule of key management personnel
	2018	2017

Salaries and other short-term benefits	28,020	21,757
Share-based payments	7,883	6,791
	35,904	28,548